Share-Based Payments - Assumptions Used for Valuation of Share Options Granted (Details)	12 Months Ended
	Mar. 31, 2023 yr $ / shares	Mar. 31, 2022 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share price (in CAD per option)	$ 3.25	$ 3.23
Exercise price (in CAD per option)	$ 3.25	$ 3.23
Risk-free interest rate	3.50%	1.25%
Expected volatility	35.00%	34.70%
Dividend yield	0.00%	0.00%
Expected option life (years) | yr	6.6	6.6
Vesting conditions – time (years)	3 years 3 months 18 days	3 years 2 months 12 days